U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail: nkolokithas@jhancock.com

Name: Nicholas J. Kolokithas

Title: Assistant Vice President and Senior Counsel

June 27, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Bond Trust (the “Trust”), on behalf of:
John Hancock High Yield Fund (the “Fund”)
File Nos.002-66906; 811-03006

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 74 under the 1933 Act (Amendment No. 78 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”), including the Fund’s prospectus and Statement of Additional Information, Part C, and Exhibits.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to become effective on June 27, 2013. The purpose of the Amendment is to incorporate comments from the Staff of the Commission on the initial filing of the Fund under Rule 485(a) of the 1933 Act and to complete the registration of Class NAV shares of the Fund. No fees are required in connection with this filing. The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4324.

Sincerely,

/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust